INCOME TAXES	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
INCOME TAXES

16.	INCOME TAXES

Income (loss) before income tax consisted of:

	Year Ended December 31,
	2016	2015	2014
Macau operations	$334,409	$277,764	$775,790
Hong Kong operations	(10,511)	(54,778)	(10,062)
Philippines operations	(18,226)	(189,269)	(138,744)
Other jurisdictions’ operations	(230,576)	(93,494)	(96,562)

Income (loss) before income tax	$75,096	$(59,777)	$530,422

The income tax expense consisted of:

	Year Ended December 31,
	2016	2015	2014
Income tax expense - current:
Macau Complementary Tax	$2,832	$408	$2,761
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	2,795
Hong Kong Profits Tax	1,889	800	1,171
Income tax in other jurisdictions	36	283	622

Sub-total	7,552	4,286	7,349

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(224)	(423)	(57)
Hong Kong Profits Tax	39	(14)	124
Income tax in other jurisdictions	(4)	(5)	91

Sub-total	(189)	(442)	158

Income tax (benefit) expense-deferred:
Macau Complementary Tax	(1,074)	(3,351)	(3,917)
Hong Kong Profits Tax	(69)	32	(22)
Income tax in other jurisdictions	1,958	506	(532)

Sub-total	815	(2,813)	(4,471)

Total income tax expense	$8,178	$1,031	$3,036

A reconciliation of the income tax expense from income (loss) before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2016	2015	2014
Income (loss) before income tax	$75,096	$(59,777)	$530,422
Macau Complementary Tax rate	12%	12%	12%
Income tax expense (credit) at Macau Complementary Tax rate	9,012	(7,173)	63,651
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	2,795	2,795
Effect of different tax rates of subsidiaries operating in other jurisdictions	(5,823)	(37,422)	(25,416)
(Over) under provision in prior years	(189)	(442)	158
Effect of income for which no income tax expense is payable	(1,960)	(1,850)	(2,272)
Effect of expenses for which no income tax benefit is receivable	30,475	18,824	12,441
Effect of profits generated by gaming operations exempted	(93,611)	(64,437)	(109,189)
Losses that cannot be carried forward	—	979	—
Change in valuation allowance	67,479	89,757	60,868

	$8,178	$1,031	$3,036

The Company and certain of its subsidiaries are exempt from tax in the Cayman Islands or British Virgin Islands, where they are incorporated, however, the Company is subject to Hong Kong Profits Tax on profits from its activities conducted in Hong Kong. Certain subsidiaries incorporated or conducting businesses in Hong Kong, Macau, the Philippines and other jurisdictions are subject to Hong Kong Profits Tax, Macau Complementary Tax, Philippine Corporate Income Tax and income tax in other jurisdictions, respectively, during the years ended December 31, 2016, 2015 and 2014.

Macau Complementary Tax, Hong Kong Profits Tax and Philippine Corporate Income Tax have been provided at 12%, 16.5% and 30% on the estimated taxable income earned in or derived from Macau, Hong Kong and the Philippines, respectively, during the years ended December 31, 2016, 2015 and 2014, if applicable. Income tax in other jurisdictions for the years ended December 31, 2016, 2015 and 2014 were provided mainly for the profits of the representative offices and branches set up by a subsidiary of the Company in the region where they operate.

Melco Crown Macau has been exempted from Macau Complementary Tax on profits generated by gaming operations from 2007 to 2011, and 2012 to 2016 pursuant to the approval notices issued by the Macau Government in June 2007 and April 2011, respectively. Melco Crown Macau continues to benefit from this exemption for another five years from 2017 to 2021 pursuant to the approval notice issued by the Macau Government in September 2016. One of the Company’s subsidiaries in Macau has also been exempted from Macau Complementary Tax on profits generated from income received from Melco Crown Macau until 2016, to the extent that such income is derived from Studio City gaming operations and has been subject to gaming tax pursuant to a notice issued by the Macau Government in January 2015. Additionally, this subsidiary received an exemption for an additional five years from 2017 to 2021 pursuant to an approval notice issued by the Macau Government in January 2017. The exemption coincides with Melco Crown Macau’s exemption from Macau Complementary Tax. The non-gaming profits and dividend distributions of such subsidiary to its shareholders continue to be subject to Macau Complementary Tax. The non-gaming profits of Melco Crown Macau also remain subject to the Macau Complementary Tax and Melco Crown Macau casino revenues remain subject to the Macau special gaming tax and other levies in accordance with its gaming subconcession agreement.

The casino operations of MCE Leisure, the operator of City of Dreams Manila, were previously subject to Philippine Corporate Income Tax in the Philippines at the rate of 30% based on Revenue Memorandum Circular (“RMC”) No. 33-2013 issued by the Bureau of Internal Revenue (“BIR”) in April 2013. On August 10, 2016, the Supreme Court of the Philippines (the “SC”) found in the case of Bloomberry Resorts and Hotels, Inc. vs. the BIR, G. R. No. 212530 (“Bloomberry Case”) that all contractees and licensees of the Philippine Amusement and Gaming Corporation (“PAGCOR”), should be exempt from tax, including Philippine Corporate Income Tax realized from the casino operations, upon payment of the 5% franchise tax. The BIR subsequently filed a Motion for Reconsideration of the said decision. Based on the SC decision, MCE Leisure’s gaming operations should be exempt from Philippine Corporate Income Tax, among other taxes, provided the license fees which are inclusive of the 5% franchise tax under the terms of the PAGCOR charter, are paid.

During the year ended December 31, 2016, Melco Crown Macau and one of the Company’s subsidiary in Macau, and MCE Leisure during the period from September 1, 2016 to December 31, 2016 reported net income generated from gaming operations and had the Group been required to pay the Macau Complementary Tax and Philippine Corporate Income Tax as mentioned above, the Group’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the year ended December 31, 2016 would have been decreased by $81,230, and the basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share would have reported reduced income of $0.054 and $0.053 per share for the year ended December 31, 2016. During the years ended December 31, 2015 and 2014, Melco Crown Macau reported net income generated from gaming operations and had the Group been required to pay the Macau Complementary Tax, the Group’s consolidated net income attributable to Melco Resorts & Entertainment Limited for the years ended December 31, 2015 and 2014 would have been decreased by $64,437 and $109,189, respectively, and the basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share would have reported reduced income of $0.040 and $0.040 per share for the year ended December 31, 2015, and $0.066 and $0.066 per share for the year ended December 31, 2014, respectively. During the year ended December 31, 2015, the Company’s subsidiary in Macau reported net loss generated from gaming operations and there was no effect of the tax holiday on the consolidated net income attributable to Melco Resorts & Entertainment Limited and on the basic and diluted net income attributable to Melco Resorts & Entertainment Limited per share.

In 2013, Melco Crown Macau made an application to the Macau Government for a tax concession arrangement for its shareholders. Pursuant to the proposed terms issued by the Macau Government in December 2013 which was accepted by Melco Crown Macau in January 2014, an annual lump sum amount of MOP22,400,000 (equivalent to $2,795) is payable by Melco Crown Macau to the Macau Government, effective retroactively from 2012 through 2016 coinciding with the 5-year tax holiday mentioned above, as payments in lieu of Macau Complementary Tax otherwise due by the shareholders of Melco Crown Macau on dividend distributions from gaming profits. Such annual lump sum tax payments are required regardless of whether dividends are actually distributed or whether Melco Crown Macau has distributable profits in the relevant year. Melco Crown Macau has also applied for an additional 5-year extension for the tax concession arrangement. Such application is being reviewed by the Macau Government as of the date of this report.

The effective tax rates for the years ended December 31, 2016, 2015 and 2014 were positive rate of 10.9%, negative rate of 1.7% and positive rate of 0.6%, respectively. Such rates differ from the statutory Macau Complementary Tax rate of 12% primarily due to the effect of profits generated by gaming operations exempted from Macau Complementary Tax and Philippine Corporate Income Tax, the effect of change in valuation allowance, the effect of expenses for which no income tax benefit is receivable and the effect of different tax rates of subsidiaries operating in other jurisdictions for the years ended December 31, 2016, 2015 and 2014.

The net deferred tax liabilities as of December 31, 2016 and 2015 consisted of the following:

	December 31,
	2016	2015
Deferred tax assets
Net operating loss carried forwards	$167,949	$149,616
Depreciation and amortization	24,248	15,644
Deferred deductible expenses	2,454	3,994
Deferred rents	26,326	21,243
Others	9,949	7,219

Sub-total	230,926	197,716

Valuation allowances
Current	(43,764)	(26,617)
Long-term	(182,349)	(165,583)

Sub-total	(226,113)	(192,200)

Total deferred tax assets	4,813	5,516

Deferred tax liabilities
Land use rights	(50,645)	(52,032)
Intangible assets	(505)	(505)
Unrealized capital allowance	(3,374)	(3,061)
Others	(6,588)	(5,414)

Total deferred tax liabilities	(61,112)	(61,012)

Deferred tax liabilities, net	$(56,299)	$(55,496)

As of December 31, 2016 and 2015, valuation allowances of $226,113 and $192,200 were provided, respectively, as management believes that it is more likely than not that these deferred tax assets will not be realized. As of December 31, 2016, adjusted operating tax loss carry forwards, amounting to $222,310, $419,874 and $289,868 will expire in 2017, 2018 and 2019, respectively. Adjusted operating tax loss carried forward of $173,103 has expired during the year ended December 31, 2016.

Deferred tax, where applicable, is provided under the asset and liability method at the enacted statutory income tax rate of the respective tax jurisdictions, applicable to the respective financial years, on the difference between the consolidated financial statements carrying amounts and income tax base of assets and liabilities.

Aggregate undistributed earnings of the Company’s foreign subsidiaries available for distribution to the Company of approximately $95,037 and $6,630 as at December 31, 2016 and 2015, respectively, are considered to be indefinitely reinvested and the amounts as of December 31, 2016 and 2015 exclude the undistributed earnings of Melco Crown Macau. Accordingly, no provision has been made for the dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Company would have to record a deferred income tax liability in respect of those undistributed earnings of approximately $11,603 and $994 as at December 31, 2016 and 2015, respectively.

An evaluation of the tax positions for recognition was conducted by the Group by determining if the weight of available evidence indicates it is more likely than not that the positions will be sustained on audit, including resolution of related appeals or litigation processes, if any. Uncertain tax benefits associated with the tax positions were measured based solely on the technical merits of being sustained on examinations. The Group concluded that there was no significant uncertain tax position requiring recognition in the consolidated financial statements for the years ended December 31, 2016, 2015 and 2014 and there is no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. As of December 31, 2016 and 2015, there were no interest and penalties related to uncertain tax positions recognized in the consolidated financial statements. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months.

The income tax returns of the Company and its subsidiaries remain open and subject to examination by the tax authorities of Hong Kong, Macau, the Philippines and other jurisdictions until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, Macau and the Philippines are 6 years, 5 years and 3 years, respectively.